Share-based Compensation - Schedule of SARs Activity (FY) (Details)		1 Months Ended
	Dec. 09, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Weighted Average Grant Date Fair Value (per share)
Outstanding (in usd per share)		$ 6.63
Cash-settled SARs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Granted (in shares) | shares	30,000
Vested (in shares) | shares		0
Exercised (in shares) | shares		0
Forfeited (in shares) | shares		0
Non-vested (in shares) | shares		30,000
Exercisable (in shares) | shares		0
Weighted Average Exercise Price
Granted (in usd per share)	$ 12.18
Vested (in usd per share)		$ 0
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		12.18
Exercisable (in usd per share)		0
Weighted Average Grant Date Fair Value (per share)
Granted (in usd per share)	$ 38.66
Vested (in usd per share)		0
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		38.66
Exercisable (in usd per share)		$ 0
Stock-settled SARs
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Granted (in shares) | shares	320,000
Vested (in shares) | shares		0
Exercised (in shares) | shares		0
Forfeited (in shares) | shares		0
Non-vested (in shares) | shares		320,000
Exercisable (in shares) | shares		0
Weighted Average Exercise Price
Granted (in usd per share)	$ 12.18
Vested (in usd per share)		$ 0
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		12.18
Exercisable (in usd per share)		0
Weighted Average Grant Date Fair Value (per share)
Granted (in usd per share)	$ 38.66
Vested (in usd per share)		0
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		38.66
Exercisable (in usd per share)		$ 0